Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Net Income (Loss)	¥ (582,181)	¥ (355,066)	¥ 115,404	¥ 148,965	¥ (990,731)